Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	BNY Mellon Investment Funds IV, Inc.
Entity Central Index Key	0000819940
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 21, 2022
Document Effective Date	Dec. 30, 2022
Prospectus Date	Dec. 30, 2022
BNY Mellon Floating Rate Income Fund | Class A
Prospectus:
Trading Symbol	DFLAX
BNY Mellon Floating Rate Income Fund | Class C
Prospectus:
Trading Symbol	DFLCX
BNY Mellon Floating Rate Income Fund | Class I
Prospectus:
Trading Symbol	DFLIX
BNY Mellon Floating Rate Income Fund | Class Y
Prospectus:
Trading Symbol	DFLYX